Shareholder remuneration system and earnings per share - Schedule of basic earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Basic earnings per share [abstract]
Profit attributable to the Parent (EUR million)	€ 8,973	€ 6,833
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(318)	(310)
Net profit for the year	8,655	6,523
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	1,895	454
Profit or Loss from continuing operations (CCPS net) (EUR million)	€ 6,760	€ 6,069
Weighted average number of shares outstanding (in shares)	14,458,003,078	14,995,834,683
Basic earnings per share (in euro per share)	€ 0.60	€ 0.43
Basic earnings per share from discontinued operations (in euro per share)	0.13	0.03
Basic earnings per share from continuing operations (in euro per share)	€ 0.47	€ 0.40